Impairment test on Property, plant and equipment (Details)	Dec. 31, 2017 $ / bbl
2018
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	64.9
Middle price (60%)	64.9
High price (25%)	64.9
Weighted market price used for the impairment test	64.9
2019
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	53.2
Middle price (60%)	62.5
High price (25%)	71.7
Weighted market price used for the impairment test	63.4
2020
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	54.4
Middle price (60%)	63.9
High price (25%)	73.4
Weighted market price used for the impairment test	64.9
Over 2021
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	54.3
Middle price (60%)	63.7
High price (25%)	73.2
Weighted market price used for the impairment test	64.7